Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Current service cost	$ 18,745	$ 13,152	$ 12,775
Interest cost	13,245	12,048	8,907
Actuarial gains	(607)	(115)	(3,359)
Cost per service passed for modification or reduction			(10,858)
Cost per service for plan modification		956
Benefits paid	(16,798)	(3,308)
Components of defined benefit costs recognized in net income (Note 24)	14,585	22,735	7,465
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	23,797	1,404	161
Total recognized as employee benefit cost	$ 38,382	$ 24,139	$ 7,626